INVESTMENT IN A JOINTLY CONTROLLED ENTITY (Narrative) (Details) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 01, 2011 CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2013 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Oct. 01, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2013 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2011 Investment in a jointly controlled entity [Member] CNY	Oct. 01, 2011 Investment in a jointly controlled entity [Member] CNY	Dec. 31, 2011 Gross [Member] CNY	Dec. 31, 2013 Gross [Member] CNY	Dec. 31, 2012 Gross [Member] CNY	Dec. 31, 2011 Gross [Member] CNY	Oct. 01, 2011 Gross [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2013 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY	Oct. 01, 2011 Shares of loss [Member] CNY	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Suzhou Taide Hotels Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest in jointly controlled entity																										50.00%	50.00%
Share of loss of a jointly controlled entity	853	$ 131	792	1,676	853		0	0	0	0		0	0	0	0		0	0	0	0		853	792	1,676
Investment in jointly controlled entity	8,301	$ 964	5,833	6,625	8,301	9,154	10,000	10,000	10,000	10,000	10,000	500	500	500	500	500	10,500	10,500	10,500	10,500	10,500	(2,199)	(4,667)	(3,875)	(1,346)